FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-21439

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Rutland Square Trust

Fund Name: PAS Small Cap Fund of Funds

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

SCOTT C.GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: FEBRUARY 29

DATE OF REPORTING PERIOD: 06/30/2008

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Rutland Square Trust

BY:  /s/ MARK OSTERHELD*
MARK OSTERHELD, PRESIDENT AND TREASURER
DATE: 08/11/2008 02:37:41 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 6, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
PAS Small Cap Fund of Funds
07/01/2007- 06/30/2008

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: AIM TRIMARK SMALL COMPANIES FUND MEETING DATE: 04/23/2008
TICKER: ATIAX SECURITY ID: 00141T254
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT BOB R. BAKER AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT FRANK S. BAYLEY AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT JAMES T. BUNCH AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT BRUCE L. CROCKETT AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT ALBERT R. DOWDEN AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT JACK M. FIELDS AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT MARTIN L. FLANAGAN AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT CARL FRISCHLING AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT PREMA MATHAI-DAVIS AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT LEWIS F. PENNOCK AS A DIRECTOR	Management	For	Proportional
1. 11	ELECT LARRY SOLL, PH.D. AS A DIRECTOR	Management	For	Proportional
1. 12	ELECT RAYMOND STICKEL, JR. AS A DIRECTOR	Management	For	Proportional
1. 13	ELECT PHILIP A. TAYLOR AS A DIRECTOR	Management	For	Proportional
2	TO APPROVE A NEW SUB-ADVISORY AGREEMENT FOR THE FUND AND EACH OTHER SERIES PORTFOLIO OF THE TRUST BETWEEN AIM ADVISORS, INC. AND EACH OF AIM FUNDS MANAGEMENT INC., ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Management	For	Proportional
3	TO APPROVE AN AMENDMENT TO THE TRUST S AGREEMENT AND DECLARATION OF TRUST THAT WOULD PERMIT THE BOARD OF TRUSTEES OF THE TRUST TO TERMINATE THE TRUST, THE FUND AND EACH OTHER SERIES PORTFOLIO OF THE TRUST, OR A SHARE CLASS WITHOUT A SHAREHOLDER VOTE.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY ADVISOR REAL ESTATE FUND MEETING DATE: 04/16/2008
TICKER: FHEIX SECURITY ID: 315918292
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JAMES C. CURVEY AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT ALAN J. LACY AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT JOSEPH MAURIELLO AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT DAVID M. THOMAS AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT MICHAEL E. WILEY AS A DIRECTOR	Management	For	Proportional
2	TO AMEND THE DECLARATION OF TRUST OF EACH OF FIDELITY ADVISOR SERIES I, FIDELITY ADVISOR SERIES VII, FIDELITY ADVISOR SERIES VIII, FIDELITY COMMONWEALTH TRUST, AND FIDELITY DESTINY PORTFOLIOS TO REDUCE THE REQUIRED QUORUM FOR FUTURE SHAREHOLDER MEETINGS.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY INTERNATIONAL SMALL CAP OPPORTUNITIES MEETING DATE: 12/13/2007
TICKER: FSCOX SECURITY ID: 315910562
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO AMEND THE DECLARATION OF TRUST TO REDUCE THE REQUIRED QUORUM FOR SHAREHOLDER MEETINGS.	Management	For	Proportional
2. 1	ELECT JAMES C. CURVEY AS A DIRECTOR	Management	For	Proportional
2. 2	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
2. 3	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	Proportional
2. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	Proportional
2. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
2. 6	ELECT JAMES H. KEYES AS A DIRECTOR	Management	For	Proportional
2. 7	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	Proportional
2. 8	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
2. 9	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
2. 10	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
2. 11	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY INTERNATIONAL SMALL CAP OPPS MEETING DATE: 04/16/2008
TICKER: FSCOX SECURITY ID: 315910562
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JAMES C. CURVEY AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT ALAN J. LACY AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT JOSEPH MAURIELLO AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT DAVID M. THOMAS AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT MICHAEL E. WILEY AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: ING EQUITY TRUST MEETING DATE: 12/31/2007
TICKER: NSPAX SECURITY ID: 44978A145
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT COLLEEN D. BALDWIN AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT JOHN V. BOYER AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT PATRICIA W. CHADWICK AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT ROBERT W. CRISPIN AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT PETER S. DROTCH AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT J. MICHAEL EARLEY AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT PATRICK W. KENNY AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT SHAUN P. MATHEWS AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT SHERYL K. PRESSLER AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT DAVID W.C. PUTNAM AS A DIRECTOR	Management	For	Proportional
1. 11	ELECT ROGER B. VINCENT AS A DIRECTOR	Management	For	Proportional
2	TO APPROVE A MANAGER-OF-MANAGERS ARRANGEMENT FOR CERTAIN FUNDS TO PERMIT THE FUNDS INVESTMENT ADVISER, SUBJECT TO PRIOR APPROVAL BY THE BOARD, TO ENTER INTO AND MATERIALLY AMEND AGREEMENTS WITH UNAFFILIATED SUB-ADVISERS WITHOUT OBTAINING THE APPROVAL OF THE FUNDS SHAREHOLDERS.	Management	For	Proportional
3	TO AMEND ING EQUITY TRUST S DECLARATION OF TRUST TO PERMIT CERTAIN FUND REORGANIZATIONS WITHOUT OBTAINING SHAREHOLDER APPROVAL BUT SUBJECT TO APPROVAL BY THE BOARD.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: ING SMALL COMPANY FUND MEETING DATE: 12/17/2007
TICKER: AESAX SECURITY ID: 44981M284
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT ALBERT E. DEPRINCE, JR. AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT MARIA T. FIGHETTI AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT SIDNEY KOCH AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT CORINE T. NORGAARD AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT JOSEPH E. OBERMEYER AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT EDWARD T. O'DELL AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT RUSSELL JONES AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT SHAUN MATHEWS AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT FREDRIC A. NELSON III AS A DIRECTOR	Management	For	Proportional
2	TO RATIFY THE SELECTION OF KPMG LLP AS THE REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM FOR THE FUNDS FOR THE FISCAL YEAR BEGINNING JANUARY 1, 2007.	Management	For	Proportional
3	TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON CONCENTRATION.	Management	For	Proportional
4	TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON DIVERSIFICATION.	Management	For	Proportional
5	TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON BORROWING.	Management	For	Proportional
6	TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON LENDING.	Management	For	Proportional
7	TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON UNDERWRITING.	Management	For	Proportional
8	TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON REAL ESTATE.	Management	For	Proportional
9	TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON SENIOR SECURITIES.	Management	For	Proportional
10	TO MODIFY THE FUNDAMENTAL INVESTMENT RESTRICTION ON COMMODITIES.	Management	For	Proportional
11	TO RECLASSIFY THE INVESTMENT OBJECTIVE OF EACH FUND AS NON-FUNDAMENTAL.	Management	For	Proportional
12	PROPOSAL TO IMPLEMENT A MANAGER-OF-MANAGERS ARRANGEMENT WHICH WILL PERMIT ING INVESTMENTS, LLC, IN ITS CAPACITY, SUBJECT TO PRIOR APPROVAL BY THE BOARD, TO ENTER INTO AND MATERIALLY AMEND AGREEMENTS WITH UNAFFILIATED SUB-ADVISERS WITHOUT OBTAINING THE APPROVAL OF THE FUND S SHAREHOLDERS.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: OLD MUTUAL GROWTH FUND MEETING DATE: 10/29/2007
TICKER: OBEHX SECURITY ID: 68002Q479
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE AN INVESTMENT SUB-ADVISORY AGREEMENT BETWEEN THE TRUST, THE FUND S ADVISOR, OLD MUTUAL CAPITAL, AND A PROPOSED ADDITIONAL SUB-ADVISOR, ASHFIELD CAPITAL PARTNERS, LLC.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RS EMERGING GROWTH FUND MEETING DATE: 11/20/2007
TICKER: RSEGX SECURITY ID: 74972H101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT K.R. FITZSIMMONS, JR. AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT C.C. MELVIN, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT GLORIA S. NELUND AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT TERRY R. OTTON AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RS PARTNERS FUND MEETING DATE: 11/20/2007
TICKER: RSPFX SECURITY ID: 74972H408
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT K.R. FITZSIMMONS, JR. AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT C.C. MELVIN, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT GLORIA S. NELUND AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT TERRY R. OTTON AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RS SMALLER COMPANY GROWTH FUND MEETING DATE: 11/20/2007
TICKER: RSSGX SECURITY ID: 74972H887
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT K.R. FITZSIMMONS, JR. AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT C.C. MELVIN, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT GLORIA S. NELUND AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT TERRY R. OTTON AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: THE INFORMATION AGE FUND MEETING DATE: 11/20/2007
TICKER: RSIFX SECURITY ID: 74972H606
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT K.R. FITZSIMMONS, JR. AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT C.C. MELVIN, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT GLORIA S. NELUND AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT TERRY R. OTTON AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: THE ROYCE FUND MEETING DATE: 11/05/2007
TICKER: RYVPX SECURITY ID: 780905741
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE THE ELIMINATION OF THE FUNDAMENTAL INVESTMENT RESTRICTION THAT LIMITS INVESTMENT IN THE SECURITIES OF FOREIGN ISSUERS.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Rutland Square Trust Fidelity Rutland Square Trust II Fidelity Commonwealth Trust II

plus any other investment company for which Strategic Advisers, Inc. or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 6th of July 2007.

/s/ Mark Osterheld

Mark Osterheld

President and Treasurer